Equity (Details) - Schedule of composition of share capital - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition of Share Capital [Abstract]
Number of shares, Authorized	100,000,000	100,000,000
Number of shares, Issued and outstanding	47,635,875	15,955,875